U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form.
Please print or type.


1.Name and address of issuer:
Mutual Fund & Variable Insurance Trust
36 North New York Avenue
Hungtington, NY 11743

2. Name of each series or class of funds for which this notice is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]


	Rational Dividend Capture Fund
	Rational Hedged Return Fund
	Rational Dynamic Brands Fund
	Rational Risk Managed Emerging Markets Fund
	Rational Strategic Allocation Fund
	Rational Dynamic Momentum Fund
	Rational Iron Horse Fund
	Rational Dividend Capture VA Fund
	Rational Insider Buying VA Fund
	Rational Dynamic Momentum VA Fund


3.	Investment Company Act File Number:	811-05010

	Securities Act File Number:	33-11905

4(a)	Last day of fiscal year for which this notice is filed:
					  December 31, 2017

4(b)	[ ] Check box if this notice is being filed late
        (i.e., more than 90 Calendar days after the end of issuers fiscal year, (See Instruction A,2)


        Note: If the Form is being filed late, Interest must be paid on the registration fee due.

4(c)	[ ] Check box if this is the last time issuer will be
        filing this form.

5. Calculation of registration fee:


(i) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):        $    76,379,508

(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:	      $    122,836,698

(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:	             $ 4,010,297,873



(iv) Total available redemption credits
(add Items 5(ii)and 5(iii):	             $ 4,133,134,571

(v) Net sales - If Item 5(i) is greater
 than Item 5(iv)[subtract Item 5(iv) from Item 5(i) $ 0

(vi) Redemption credits available for use in future years.

- if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:		    $  4,056,755,063


(vii) Multiplier for determining registration fee (See
Instruction C.9): 			         X  .0001245
(viii) Registration fee due [multiply Item 5(v) by Item

5(vii)] (enter "0" of no fee is due):  	       =    $ 0


6. Prepaid Shares

   If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____0______. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:____0______


7. Interest due - If this form is being filed
   more than 90 days after the end of the issuer's
   Fiscal year (see Instruction D):             +  $ 0.00


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                =  $ 0.00



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:

 [ ]     Wire Transfer

 [ ]     Mail or other means


SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*
	/s/ Erik Naviloff
        Treasurer
	Date:	March 24,2018

	 *Please print the name and title of the signing office below the signature.